Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock Fund
January 31, 2022
MCS-NPRT3-0422
1.813018.117
Common Stocks - 96.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.9%
Entertainment - 0.8%
Endeavor Group Holdings, Inc. (a)	903,765	28,351
Endeavor Group Holdings, Inc. Class A (b)	1,042,411	32,700
		61,051
Media - 2.1%
Interpublic Group of Companies, Inc.	2,231,971	79,324
Liberty Media Corp. Liberty Media Class A (c)	147,209	8,067
Omnicom Group, Inc.	897,635	67,646
		155,037
TOTAL COMMUNICATION SERVICES		216,088
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.2%
Magna International, Inc. Class A (sub. vtg.)	226,202	18,224
Automobiles - 0.3%
Aston Martin Lagonda Global Holdings PLC (a)(c)	1,252,631	20,332
Hotels, Restaurants & Leisure - 3.2%
Caesars Entertainment, Inc. (c)	435,695	33,174
Churchill Downs, Inc.	276,012	58,045
Elior SA (a)(c)	3,104,741	18,728
MGM Resorts International	903,168	38,583
Sweetgreen, Inc.	213,900	5,823
Wyndham Hotels & Resorts, Inc.	1,015,564	85,257
		239,610
Household Durables - 3.2%
D.R. Horton, Inc.	790,822	70,557
Lennar Corp. Class A	369,558	35,518
Mohawk Industries, Inc. (c)	234,294	36,988
NVR, Inc. (c)	17,717	94,382
		237,445
Internet & Direct Marketing Retail - 0.6%
Coupang, Inc. Class A (c)(d)	1,910,883	39,785
Farfetch Ltd. Class A (c)	381,344	8,279
		48,064
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (c)(d)	367,143	10,034
Specialty Retail - 0.9%
Best Buy Co., Inc.	256,599	25,475
National Vision Holdings, Inc. (c)(d)	409,896	16,757
Ross Stores, Inc.	224,290	21,924
		64,156
Textiles, Apparel & Luxury Goods - 2.3%
Allbirds, Inc. Class B	284,715	3,167
Brunello Cucinelli SpA (c)	1,497,110	86,942
PVH Corp.	378,535	35,965
Tapestry, Inc.	1,236,545	46,927
		173,001
TOTAL CONSUMER DISCRETIONARY		810,866
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (c)	1,077,156	66,213
Grocery Outlet Holding Corp. (c)(d)	1,127,105	28,606
		94,819
Food Products - 1.7%
Bunge Ltd.	408,806	40,415
Greencore Group PLC (c)	24,342,382	40,715
Lamb Weston Holdings, Inc.	473,364	30,395
Nomad Foods Ltd. (c)	649,315	16,752
		128,277
TOTAL CONSUMER STAPLES		223,096
ENERGY - 8.1%
Energy Equipment & Services - 0.3%
Noble Finance Co. (a)	2,886	71
Oceaneering International, Inc. (c)	1,797,739	23,425
		23,496
Oil, Gas & Consumable Fuels - 7.8%
Canadian Natural Resources Ltd.	1,361,795	69,271
Cheniere Energy, Inc.	908,500	101,661
Energy Transfer LP	6,839,713	65,456
EQT Corp.	4,662,697	99,082
Golar LNG Ltd. (c)	1,783,958	25,600
Harbour Energy PLC (c)	4,928,068	24,047
Hess Corp.	1,119,678	103,335
Imperial Oil Ltd.	1,590,278	65,067
Range Resources Corp. (c)	1,337,005	25,737
		579,256
TOTAL ENERGY		602,752
FINANCIALS - 19.4%
Banks - 7.4%
BOK Financial Corp.	741,309	76,021
Comerica, Inc.	805,957	74,777
First Horizon National Corp.	6,270,883	107,295
Huntington Bancshares, Inc.	4,589,218	69,114
M&T Bank Corp.	456,068	77,249
UMB Financial Corp.	552,687	54,412
Wintrust Financial Corp.	962,819	94,424
		553,292
Capital Markets - 1.9%
Cboe Global Markets, Inc.	194,315	23,032
Lazard Ltd. Class A	763,935	33,338
Raymond James Financial, Inc.	395,100	41,829
Sixth Street Specialty Lending, Inc.	1,835,739	43,801
		142,000
Diversified Financial Services - 1.0%
Equitable Holdings, Inc.	702,756	23,641
TPG Partners LLC (d)	1,059,906	35,581
WeWork, Inc. (c)	1,845,287	13,710
		72,932
Insurance - 8.0%
American Financial Group, Inc.	841,874	109,679
American International Group, Inc.	959,224	55,395
Arch Capital Group Ltd. (c)	2,372,722	109,904
Assurant, Inc.	218,090	33,261
Beazley PLC (c)	4,154,769	27,584
First American Financial Corp.	919,837	68,537
Hartford Financial Services Group, Inc.	669,572	48,122
Hiscox Ltd.	2,765,559	36,352
RenaissanceRe Holdings Ltd.	475,572	74,746
The Travelers Companies, Inc.	234,522	38,973
		602,553
Thrifts & Mortgage Finance - 1.1%
Radian Group, Inc.	3,691,663	82,656
TOTAL FINANCIALS		1,453,433
HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 1.5%
Butterfly Network, Inc. (b)	1,616,474	9,376
Butterfly Network, Inc. Class A (c)(d)	6,316,046	36,633
Hologic, Inc. (c)	895,293	62,885
		108,894
Health Care Providers & Services - 4.0%
Centene Corp. (c)	1,022,883	79,539
Guardant Health, Inc. (c)	270,050	18,782
LifeStance Health Group, Inc.	1,652,262	12,607
Molina Healthcare, Inc. (c)	460,875	133,880
Oak Street Health, Inc. (c)	1,013,930	17,622
Universal Health Services, Inc. Class B	304,941	39,661
		302,091
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (c)	86,783	8,355
Bruker Corp.	141,835	9,446
		17,801
Pharmaceuticals - 0.9%
Recordati SpA	453,306	25,394
UCB SA	204,124	20,311
Viatris, Inc.	1,512,933	22,649
		68,354
TOTAL HEALTH CARE		497,140
INDUSTRIALS - 18.2%
Aerospace & Defense - 1.9%
BWX Technologies, Inc.	464,618	20,680
Huntington Ingalls Industries, Inc.	228,912	42,852
Space Exploration Technologies Corp.:
Class A (b)(c)(e)	139,629	78,192
Class C (b)(c)(e)	2,034	1,139
		142,863
Air Freight & Logistics - 0.7%
GXO Logistics, Inc. (c)	611,950	49,696
Building Products - 2.6%
Builders FirstSource, Inc. (c)	1,285,090	87,373
Fortune Brands Home & Security, Inc.	309,505	29,146
Jeld-Wen Holding, Inc. (c)	669,791	15,807
Owens Corning	661,747	58,697
		191,023
Commercial Services & Supplies - 1.0%
CoreCivic, Inc. (c)	1,914,751	19,358
GFL Environmental, Inc.	611,679	20,095
Stericycle, Inc. (c)	609,019	35,774
		75,227
Construction & Engineering - 1.2%
AECOM	1,285,255	88,850
Electrical Equipment - 2.5%
Acuity Brands, Inc.	327,764	62,777
Regal Rexnord Corp.	432,945	68,613
Sensata Technologies, Inc. PLC (c)	654,303	37,531
Vertiv Holdings Co.	897,643	18,725
		187,646
Industrial Conglomerates - 0.4%
Melrose Industries PLC	14,372,412	29,277
Machinery - 4.3%
Allison Transmission Holdings, Inc.	875,528	33,261
Donaldson Co., Inc.	1,165,531	64,873
Fortive Corp.	639,523	45,112
Kornit Digital Ltd. (c)	183,272	19,255
Oshkosh Corp.	527,752	60,063
Otis Worldwide Corp.	278,394	23,783
PACCAR, Inc.	350,549	32,598
Woodward, Inc.	419,558	46,265
		325,210
Marine - 0.1%
Goodbulk Ltd. (c)(e)	1,415,144	10,095
Professional Services - 1.1%
Clarivate Analytics PLC (c)	646,425	10,640
Leidos Holdings, Inc.	415,237	37,143
Science Applications International Corp.	397,990	32,647
		80,430
Road & Rail - 1.7%
Hertz Global Holdings, Inc.	643,785	12,399
Knight-Swift Transportation Holdings, Inc. Class A	1,340,243	75,831
XPO Logistics, Inc. (c)	611,950	40,493
		128,723
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (c)	987,011	54,157
TOTAL INDUSTRIALS		1,363,197
INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.2%
Ericsson (B Shares)	3,202,941	39,992
Lumentum Holdings, Inc. (c)	455,200	46,194
		86,186
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (c)	428,505	53,135
Fabrinet (c)	399,814	45,243
Keysight Technologies, Inc. (c)	133,350	22,512
		120,890
IT Services - 3.3%
Akamai Technologies, Inc. (c)	335,418	38,422
Concentrix Corp.	189,977	38,183
Euronet Worldwide, Inc. (c)	314,051	42,048
Verra Mobility Corp. (c)	2,040,886	32,328
WNS Holdings Ltd. sponsored ADR (c)	1,162,263	97,816
		248,797
Semiconductors & Semiconductor Equipment - 0.5%
SiTime Corp. (c)	166,279	38,758
Software - 1.0%
Aspen Technology, Inc. (c)	352,197	52,886
Black Knight, Inc. (c)	314,360	23,451
		76,337
TOTAL INFORMATION TECHNOLOGY		570,968
MATERIALS - 6.8%
Chemicals - 2.1%
CF Industries Holdings, Inc.	484,188	33,346
LG Chemical Ltd.	57,360	30,744
Nutrien Ltd.	426,748	29,805
Olin Corp.	1,214,188	61,523
		155,418
Containers & Packaging - 1.1%
Avery Dennison Corp.	145,290	29,845
O-I Glass, Inc. (c)	3,736,582	49,734
		79,579
Metals & Mining - 3.6%
Commercial Metals Co.	1,296,935	43,370
Franco-Nevada Corp.	316,687	41,872
Freeport-McMoRan, Inc.	1,140,186	42,438
Lundin Mining Corp.	5,083,777	42,353
Newcrest Mining Ltd.	1,117,743	17,338
Novagold Resources, Inc. (c)	3,588,998	23,660
Steel Dynamics, Inc.	1,137,056	63,129
		274,160
TOTAL MATERIALS		509,157
REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Apartment Income (REIT) Corp.	792,572	41,864
Cousins Properties, Inc.	1,147,518	44,248
Equity Residential (SBI)	536,151	47,573
Gaming & Leisure Properties	1,193,404	53,918
Healthcare Realty Trust, Inc.	1,506,237	46,723
Healthcare Trust of America, Inc.	1,446,216	47,074
National Retail Properties, Inc.	1,238,825	54,979
Orion Office (REIT), Inc. (c)	75,693	1,260
Realty Income Corp.	756,943	52,539
Spirit Realty Capital, Inc.	1,051,501	49,904
Tanger Factory Outlet Centers, Inc. (d)	1,275,156	21,690
VICI Properties, Inc. (d)	1,858,128	53,180
Welltower, Inc.	225,987	19,577
		534,529
Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc. (c)	268,363	67,303
TOTAL REAL ESTATE		601,832
UTILITIES - 5.0%
Electric Utilities - 3.1%
Alliant Energy Corp.	1,090,108	65,254
FirstEnergy Corp.	984,846	41,324
IDACORP, Inc.	489,167	53,916
OGE Energy Corp.	1,852,983	70,265
		230,759
Gas Utilities - 0.6%
Atmos Energy Corp.	419,544	44,984
Independent Power and Renewable Electricity Producers - 0.8%
The AES Corp.	1,362,500	30,220
Vistra Corp.	1,521,289	33,179
		63,399
Multi-Utilities - 0.5%
NiSource, Inc.	1,151,040	33,587
TOTAL UTILITIES		372,729
TOTAL COMMON STOCKS (Cost $5,175,654)		7,221,258

Preferred Stocks - 2.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Bolt Threads, Inc.:
Series D(b)(c)(e)	976,285	18,497
Series E(b)(e)	1,419,309	26,890
		45,387
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Bowery Farming, Inc. Series C1 (b)(e)	466,468	28,104

HEALTH CARE - 0.6%
Biotechnology - 0.6%
National Resilience, Inc. Series B (b)(c)(e)	711,831	43,279

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (b)(c)(e)	18,837	10,549

TOTAL CONVERTIBLE PREFERRED STOCKS		127,319
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany)	499,346	46,763

TOTAL PREFERRED STOCKS (Cost $111,081)		174,082

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(e)(f) (Cost $20,076)	15,731,367	5,674

Money Market Funds - 3.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (g)	94,633,062	94,652
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	141,827,671	141,842
TOTAL MONEY MARKET FUNDS (Cost $236,492)		236,494

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $5,543,303)	7,637,508
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(144,856)
NET ASSETS - 100.0%	7,492,652

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,482,000 or 0.9% of net assets.

(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $254,400,000 or 3.4% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Threads, Inc. Series D	12/13/17	15,659
Bolt Threads, Inc. Series E	2/07/20 - 9/02/21	25,230
Bowery Farming, Inc. Series C1	5/18/21	28,104
Butterfly Network, Inc.	2/12/21	16,165
Endeavor Group Holdings, Inc. Class A	3/29/21	25,018
National Resilience, Inc. Series B	12/01/20	9,724
Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	14,283
Space Exploration Technologies Corp. Class C	9/11/17	275
Space Exploration Technologies Corp. Series H	8/04/17	2,543
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	20,075

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	226,552	1,110,399	1,242,299	63	-	-	94,652	0.2%
Fidelity Securities Lending Cash Central Fund 0.08%	122,089	735,558	715,805	345	-	-	141,842	0.4%
Total	348,641	1,845,957	1,958,104	408	-	-	236,494

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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